Segment Reporting	3 Months Ended
Mar. 31, 2011
Segment Reporting
Segment Reporting

(13)         Segment Reporting

The Company owns and acquires well located open air retail centers.  The Company currently owns investment properties located in the States of California, Florida, Idaho, Illinois, Indiana, Michigan, Minnesota, Missouri, Nebraska, Ohio, Tennessee, and Wisconsin.  These properties are typically anchored by grocery and drug stores, complemented with additional stores providing a wide range of other goods and services.

The Company assesses and measures operating results on an individual property basis for each of its investment properties based on property net operating income.  Management internally evaluates the operating performance of the properties as a whole and does not differentiate properties by geography, size or type.  In accordance with existing guidance, each of the Company’s investment properties is considered a separate operating segment.  However, under the aggregation criteria of this guidance, the Company’s properties are considered one reportable segment.